UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                               12.8%
--------------------------------------------------------------------------------
Nektar Therapeutics                                                         5.9
--------------------------------------------------------------------------------
AMR Corp.                                                                   3.3
--------------------------------------------------------------------------------
ABB Ltd.                                                                    3.0
--------------------------------------------------------------------------------
Bayer AG                                                                    2.2
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.                                                2.1
--------------------------------------------------------------------------------
Nestle SA                                                                   1.9
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                                           1.8
--------------------------------------------------------------------------------
Rite Aid Corp.                                                              1.7
--------------------------------------------------------------------------------
Commerzbank AG                                                              1.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              54.1%
--------------------------------------------------------------------------------
Japan                                                                      12.5
--------------------------------------------------------------------------------
Switzerland                                                                 6.1
--------------------------------------------------------------------------------
Germany                                                                     5.8
--------------------------------------------------------------------------------
Sweden                                                                      4.3
--------------------------------------------------------------------------------
United Kingdom                                                              3.7
--------------------------------------------------------------------------------
France                                                                      3.1
--------------------------------------------------------------------------------
Italy                                                                       2.7
--------------------------------------------------------------------------------
Denmark                                                                     2.4
--------------------------------------------------------------------------------
Spain                                                                       2.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.


                   9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 United States/Canada             54.8%
                 Europe                           32.3
                 Asia                             12.5
                 Middle East/Africa                0.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments.

--------------------------------------------------------------------------------


                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased with the Fund's performance and the fact that we were able to produce a higher return than the MSCI World Index for the 12-month period.

      As discussed earlier in this report, much of the success of the portfolio stemmed from our large positions in Advanced Micro Devices (AMD) and Sirius Satellite Radio, both of which gained considerable value during the reporting period. While we employ a bottom-up stock selection strategy, choosing stocks based on a company's individual merits, it should be noted that several of the Fund's best performing stocks fell within the health care, information technology and consumer discretionary areas.

      Within health care, the Fund benefited from its holdings of Nektar Therapeutics, a leader in advanced drug technologies that partners with pharmaceutical and biotechnology companies to create breakthrough therapeutics, extend product franchises and fuel product pipelines. Partnering with Pfizer, Inc. (another successful health care name for the Fund), Nektar recently received FDA approval for its new inhaled human insulin powder, Exubera(R). Obviously a favorable alternative to injected insulin, we believe inhaled insulin is a paradigm-shifting technology and are excited about its long-term prospects.

      Several information technology stocks other than AMD helped fuel performance, including Cree, Inc., whose LED lighting has expanded from its origins as a tiny light on hand-held calculators to a low-power, low-cost alternative to a multitude of lighting sources. Already almost one-third of all outdoor commercial signage uses LED technology. We believe Cree stands to benefit from a growing global economy and the subsequent need for more lighting sources. We also scored successes with our investment in Synaptics, the manufacturer of the scrolling and button control system used on iPods, cellular phones, laptops, MP3 players and PDAs.

      A number of the Fund's consumer discretionary stocks also fared well during the reporting period on the back of strong consumer spending. In addition to Sirius Satellite Radio, we benefited from our holdings in Hennes & Mauritz ("H&M"), the women's apparel retailer, and Luxottica, the Italian eyewear supplier, a long-term holding for the Fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A and Class C shares, performance is measured from a ten fiscal year period. In the case of Class B shares, performance is


                   11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

measured from inception of the Class on October 10, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on February 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Opportunities Fund (Class A)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global
                                      Opportunities Fund             MSCI
                                          (Class A)               World Index

      09/30/1995                             9,425                  10,000
      12/31/1995                             9,784                  10,488
      03/31/1996                            10,066                  10,927
      06/30/1996                            10,376                  11,257
      09/30/1996                            10,676                  11,420
      12/31/1996                            11,282                  11,956
      03/31/1997                            12,050                  12,003
      06/30/1997                            13,081                  13,824
      09/30/1997                            14,822                  14,233
      12/31/1997                            14,469                  13,896
      03/31/1998                            16,056                  15,900
      06/30/1998                            16,390                  16,238
      09/30/1998                            13,523                  14,305
      12/31/1998                            16,326                  17,341
      03/31/1999                            17,063                  17,975
      06/30/1999                            21,225                  18,849
      09/30/1999                            22,997                  18,584
      12/31/1999                            30,459                  21,736
      03/31/2000                            35,417                  21,974
      06/30/2000                            34,120                  21,211
      09/30/2000                            31,400                  20,160
      12/31/2000                            29,172                  18,928
      03/31/2001                            24,878                  16,510
      06/30/2001                            25,827                  16,968
      09/30/2001                            19,376                  14,541
      12/31/2001                            24,412                  15,801
      03/31/2002                            24,315                  15,899
      06/30/2002                            21,775                  14,441
      09/30/2002                            16,275                  11,799
      12/31/2002                            17,825                  12,713
      03/31/2003                            16,193                  12,085
      06/30/2003                            20,912                  14,169
      09/30/2003                            24,142                  14,869
      12/31/2003                            28,029                  17,005
      03/31/2004                            31,062                  17,468
      06/30/2004                            30,832                  17,650
      09/30/2004                            28,609                  17,490
      12/31/2004                            36,405                  19,598
      03/31/2005                            33,689                  19,402
      06/30/2005                            35,397                  19,519
      09/30/2005                            38,310                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  26.21%      5-Year  2.83%      10-Year 14.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Opportunities Fund (Class B)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global
                                      Opportunities Fund             MSCI
                                          (Class B)               World Index

      10/10/1995                            10,000                  10,000
      12/31/1995                            10,539                  10,488
      03/31/1996                            10,825                  10,927
      06/30/1996                            11,136                  11,257
      09/30/1996                            11,433                  11,420
      12/31/1996                            12,053                  11,956
      03/31/1997                            12,855                  12,003
      06/30/1997                            13,927                  13,824
      09/30/1997                            15,742                  14,233
      12/31/1997                            15,346                  13,896
      03/31/1998                            16,994                  15,900
      06/30/1998                            17,321                  16,238
      09/30/1998                            14,258                  14,305
      12/31/1998                            17,185                  17,341
      03/31/1999                            17,924                  17,975
      06/30/1999                            22,249                  18,849
      09/30/1999                            24,069                  18,584
      12/31/1999                            31,815                  21,736
      03/31/2000                            36,929                  21,974
      06/30/2000                            35,507                  21,211
      09/30/2000                            32,609                  20,160
      12/31/2000                            30,236                  18,928
      03/31/2001                            25,741                  16,510
      06/30/2001                            26,672                  16,968
      09/30/2001                            19,976                  14,541
      12/31/2001                            25,162                  15,801
      03/31/2002                            25,061                  15,899
      06/30/2002                            22,444                  14,441
      09/30/2002                            16,774                  11,799
      12/31/2002                            18,372                  12,713
      03/31/2003                            16,690                  12,085
      06/30/2003                            21,554                  14,169
      09/30/2003                            24,883                  14,869
      12/31/2003                            28,889                  17,005
      03/31/2004                            32,015                  17,468
      06/30/2004                            31,778                  17,650
      09/30/2004                            29,487                  17,490
      12/31/2004                            37,522                  19,598
      03/31/2005                            34,723                  19,402
      06/30/2005                            36,484                  19,519
      09/30/2005                            39,486                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  27.79%      5-Year  2.89%      Since Inception (10/10/95)  14.77%


                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Opportunities Fund (Class C)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global
                                      Opportunities Fund             MSCI
                                          (Class C)               World Index

      09/30/1995                            10,000                  10,000
      12/31/1995                            10,362                  10,488
      03/31/1996                            10,644                  10,927
      06/30/1996                            10,947                  11,257
      09/30/1996                            11,245                  11,420
      12/31/1996                            11,851                  11,956
      03/31/1997                            12,645                  12,003
      06/30/1997                            13,700                  13,824
      09/30/1997                            15,489                  14,233
      12/31/1997                            15,095                  13,896
      03/31/1998                            16,714                  15,900
      06/30/1998                            17,034                  16,238
      09/30/1998                            14,028                  14,305
      12/31/1998                            16,907                  17,341
      03/31/1999                            17,633                  17,975
      06/30/1999                            21,887                  18,849
      09/30/1999                            23,677                  18,584
      12/31/1999                            31,300                  21,736
      03/31/2000                            36,338                  21,974
      06/30/2000                            34,930                  21,211
      09/30/2000                            32,080                  20,160
      12/31/2000                            29,748                  18,928
      03/31/2001                            25,329                  16,510
      06/30/2001                            26,244                  16,968
      09/30/2001                            19,649                  14,541
      12/31/2001                            24,703                  15,801
      03/31/2002                            24,569                  15,899
      06/30/2002                            21,967                  14,441
      09/30/2002                            16,383                  11,799
      12/31/2002                            17,911                  12,713
      03/31/2003                            16,239                  12,085
      06/30/2003                            20,930                  14,169
      09/30/2003                            24,117                  14,869
      12/31/2003                            27,944                  17,005
      03/31/2004                            30,918                  17,468
      06/30/2004                            30,615                  17,650
      09/30/2004                            28,370                  17,490
      12/31/2004                            36,024                  19,598
      03/31/2005                            33,263                  19,402
      06/30/2005                            34,891                  19,519
      09/30/2005                            37,685                  20,902

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  31.83%      5-Year  3.27%      10-Year  14.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Opportunities Fund (Class N)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global
                                      Opportunities Fund              MSCI
                                          (Class N)               World Index

      03/01/2001                            10,000                  10,000
      03/31/2001                             9,150                   9,345
      06/30/2001                             9,492                   9,604
      09/30/2001                             7,122                   8,231
      12/31/2001                             8,966                   8,944
      03/31/2002                             8,926                   8,999
      06/30/2002                             7,988                   8,174
      09/30/2002                             5,969                   6,678
      12/31/2002                             6,533                   7,196
      03/31/2003                             5,934                   6,840
      06/30/2003                             7,658                   8,020
      09/30/2003                             8,831                   8,416
      12/31/2003                            10,242                   9,625
      03/31/2004                            11,343                   9,887
      06/30/2004                            11,246                   9,990
      09/30/2004                            10,429                   9,900
      12/31/2004                            13,260                  11,093
      03/31/2005                            12,257                  10,982
      06/30/2005                            12,872                  11,048
      09/30/2005                            13,916                  11,831

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year  32.44%      5-Year  N/A      Since Inception (3/1/01)  7.48%


                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Opportunities Fund (Class Y)

      MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                      Oppenheimer Global
                                      Opportunities Fund              MSCI
                                          (Class Y)               World Index

      02/01/2001                            10,000                  10,000
      03/31/2001                             8,120                   8,556
      06/30/2001                             8,437                   8,794
      09/30/2001                             6,335                   7,536
      12/31/2001                             7,988                   8,189
      03/31/2002                             7,966                   8,240
      06/30/2002                             7,144                   7,484
      09/30/2002                             5,348                   6,115
      12/31/2002                             5,865                   6,589
      03/31/2003                             5,334                   6,263
      06/30/2003                             6,898                   7,343
      09/30/2003                             7,971                   7,706
      12/31/2003                             9,262                   8,813
      03/31/2004                            10,273                   9,053
      06/30/2004                            10,205                   9,147
      09/30/2004                             9,478                   9,064
      12/31/2004                            12,073                  10,157
      03/31/2005                            11,177                  10,055
      06/30/2005                            11,758                  10,116
      09/30/2005                            12,734                  10,833

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/05

1-Year  34.35%      5-Year  N/A      Since Inception (2/1/01)  5.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                          BEGINNING          ENDING           EXPENSES
                          ACCOUNT            ACCOUNT          PAID DURING
                          VALUE              VALUE            6 MONTHS ENDED
                          (4/1/05)           (9/30/05)        SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual            $1,000.00          $1,137.10        $ 6.23
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00           1,019.25          5.89
--------------------------------------------------------------------------------
Class B Actual             1,000.00           1,132.40         10.63
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00           1,015.14         10.05
--------------------------------------------------------------------------------
Class C Actual             1,000.00           1,132.90         10.31
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00           1,015.44          9.75
--------------------------------------------------------------------------------
Class N Actual             1,000.00           1,135.30          8.11
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00           1,017.50          7.67
--------------------------------------------------------------------------------
Class Y Actual             1,000.00           1,139.30          4.35
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00           1,021.01          4.11

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                1.16%
---------------------------------
Class B                1.98
---------------------------------
Class C                1.92
---------------------------------
Class N                1.51
---------------------------------
Class Y                0.81
--------------------------------------------------------------------------------

                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--95.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.6%
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Bayerische Motoren
Werke AG                                              200,000     $    9,372,033
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Cheesecake Factory,
Inc. (The) 1                                          399,000         12,464,760
--------------------------------------------------------------------------------
P.F. Chang's China
Bistro, Inc. 1                                        300,000         13,449,000
                                                                  --------------
                                                                      25,913,760

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Casio Computer
Co. Ltd.                                            2,000,000         29,052,149
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Amazon.com, Inc. 1                                    100,000          4,530,000
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Oakley, Inc.                                        2,000,000         34,680,000
--------------------------------------------------------------------------------
MEDIA--0.8%
Toei Animation
Co. Ltd.                                              200,000         10,923,185
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                           400,000         16,696,000
                                                                  --------------
                                                                      27,619,185

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Kohl's Corp. 1                                        300,000         15,054,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Hennes & Mauritz
AB, B Shares                                        1,300,000         46,355,822
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                           1,000,000         29,349,198
                                                                  --------------
                                                                      75,705,020

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Luxottica Group SpA                                 1,502,121         37,334,129
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Ito En Ltd.                                           600,000         28,065,539
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
FamilyMart Co.                                      1,000,000         30,159,035
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                   15,003,300         58,212,804
                                                                  --------------
                                                                      88,371,839

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.0%
Ajinomoto Co., Inc.                                 2,500,000     $   26,294,926
--------------------------------------------------------------------------------
Nestle SA                                             220,000         64,408,481
--------------------------------------------------------------------------------
Thorntons plc 2                                     4,300,000         13,424,228
                                                                  --------------
                                                                     104,127,635

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                           1,000,000         24,743,530
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Shiseido Co. Ltd.                                   2,000,000         28,968,700
--------------------------------------------------------------------------------
FINANCIALS--10.2%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.6%
Banco Comercial
Portugues SA                                       12,000,000         33,315,306
--------------------------------------------------------------------------------
Commerzbank AG                                      2,003,397         54,849,328
--------------------------------------------------------------------------------
Nordbanken
Holding AB                                          3,000,000         29,983,944
--------------------------------------------------------------------------------
Sumitomo Trust
& Banking Co.
Ltd. (The)                                          5,000,000         41,383,556
                                                                  --------------
                                                                     159,532,134

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.9%
Mediobanca SpA                                      1,503,300         29,576,373
--------------------------------------------------------------------------------
INSURANCE--3.1%
Assicurazioni
Generali SpA                                          800,000         25,229,253
--------------------------------------------------------------------------------
Aviva plc                                           2,036,886         22,364,215
--------------------------------------------------------------------------------
Chubb Corp.                                           200,000         17,910,000
--------------------------------------------------------------------------------
Prudential
Financial, Inc.                                       300,000         20,268,000
--------------------------------------------------------------------------------
UnumProvident
Corp.                                               1,000,000         20,500,000
                                                                  --------------
                                                                     106,271,468

--------------------------------------------------------------------------------
REAL ESTATE--1.6%
Mitsubishi Estate
Co. Ltd.                                            3,000,000         41,443,829
--------------------------------------------------------------------------------
Solidere, GDR 1,3                                   1,000,000         13,300,000
                                                                  --------------
                                                                      54,743,829


                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--25.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--8.7%
Affymetrix, Inc. 1                                    100,000     $    4,623,000
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals, Inc. 1                             1,000,000         27,680,000
--------------------------------------------------------------------------------
Amylin
Pharmaceuticals, Inc. 1                             2,100,000         73,059,000
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             1,000,000         48,760,000
--------------------------------------------------------------------------------
Human Genome
Sciences, Inc. 1                                    1,800,000         24,462,000
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                    200,000         15,046,000
--------------------------------------------------------------------------------
Neurogen Corp. 1                                    1,502,900         10,339,952
--------------------------------------------------------------------------------
Q-Med AB                                              999,975         24,566,875
--------------------------------------------------------------------------------
Telik, Inc. 1                                       2,000,000         32,720,000
--------------------------------------------------------------------------------
Wyeth                                                 800,000         37,016,000
                                                                  --------------
                                                                     298,272,827

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
Analogic Corp. 2                                      700,000         35,287,000
--------------------------------------------------------------------------------
bioMerieux                                            647,900         33,327,468
--------------------------------------------------------------------------------
Biosite, Inc. 1                                       515,674         31,899,594
--------------------------------------------------------------------------------
Carl Zeiss
Meditec AG 1                                          500,000          9,368,427
--------------------------------------------------------------------------------
Elekta AB, B Shares                                   600,000         27,469,162
--------------------------------------------------------------------------------
GN Store Nord AS                                    3,000,000         39,618,311
                                                                  --------------
                                                                     176,969,962

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Nicox SA 1,2                                        5,077,849         24,594,353
--------------------------------------------------------------------------------
PHARMACEUTICALS--10.8%
Merck & Co., Inc.                                   2,000,000         54,420,000
--------------------------------------------------------------------------------
Nektar
Therapeutics 1,2                                   12,000,000        203,400,000
--------------------------------------------------------------------------------
Roche Holdings AG                                     300,000         41,666,989
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     400,000         33,050,898
--------------------------------------------------------------------------------
UCB SA                                                700,000         36,949,703
                                                                  --------------
                                                                     369,487,590

--------------------------------------------------------------------------------
INDUSTRIALS--15.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Bombardier, Inc.,
Cl. B                                              10,000,000         24,688,172

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--6.7%
AMR Corp. 1,2                                      10,000,000     $  111,800,000
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                     6,305,700         60,913,062
--------------------------------------------------------------------------------
easyJet plc 1,4                                     6,000,000         30,901,651
--------------------------------------------------------------------------------
JetBlue Airways
Corp. 1                                             1,500,000         26,400,000
                                                                  --------------
                                                                     230,014,713

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Secom Co. Ltd.                                        800,000         38,807,017
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
JGC Corp.                                           2,000,000         36,903,232
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.5%
ABB Ltd. 1                                         14,000,000        102,305,821
--------------------------------------------------------------------------------
Schneider
Electric SA                                           200,000         15,792,320
                                                                  --------------
                                                                     118,098,141

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.1%
Siemens AG                                            500,000         38,549,366
--------------------------------------------------------------------------------
MACHINERY--1.5%
Danaher Corp.                                         400,000         21,532,000
--------------------------------------------------------------------------------
Dover Corp.                                           400,000         16,316,000
--------------------------------------------------------------------------------
IWKA AG                                               500,000         12,499,249
                                                                  --------------
                                                                      50,347,249

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc. 1                               2,000,000         35,860,000
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares                                            1,000,000          3,678,538
                                                                  --------------
                                                                      39,538,538

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hewlett-Packard Co.                                 1,000,000         29,200,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
Electrocomponents
plc                                                10,000,000         42,904,264
--------------------------------------------------------------------------------
Shimadzu Corp.                                      2,000,000         14,188,623
                                                                  --------------
                                                                      57,092,887


                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Canon, Inc.                                           300,000     $   16,264,685
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--13.9%
Advanced Micro
Devices, Inc. 1                                    17,468,800        440,213,760
--------------------------------------------------------------------------------
Cree, Inc. 1                                        1,500,000         37,530,000
                                                                  --------------
                                                                     477,743,760

--------------------------------------------------------------------------------
SOFTWARE--4.2%
Autonomy Corp. plc 1                                3,002,346         17,912,084
--------------------------------------------------------------------------------
Intuit, Inc. 1                                      1,000,000         44,810,000
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                     200,000         23,423,090
--------------------------------------------------------------------------------
Oracle Corp. 1                                      2,000,000         24,780,000
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                     1,500,000         31,785,000
                                                                  --------------
                                                                     142,710,174

--------------------------------------------------------------------------------
MATERIALS--5.3%
--------------------------------------------------------------------------------
CHEMICALS--4.8%
Bayer AG                                            2,000,000         73,505,198
--------------------------------------------------------------------------------
Kuraray Co. Ltd.                                    4,000,000         35,583,262
--------------------------------------------------------------------------------
Novozymes AS,
B Shares                                              800,000         41,228,812
--------------------------------------------------------------------------------
Symyx Technologies,
Inc. 1                                                600,000         15,672,000
                                                                  --------------
                                                                     165,989,272

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Holmen AB, B Shares                                   500,000         15,669,029
--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Iberdrola SA                                        1,500,000         41,914,548
                                                                  --------------
Total Common Stocks
(Cost $2,782,960,288)                                              3,276,516,838

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
--------------------------------------------------------------------------------
Undivided interest of 13.46% in joint
repurchase agreement (Principal Amount/
Value $1,005,525,000, with a maturity
value of $1,005,822,468) with UBS
Warburg LLC, 3.55%, dated 9/30/05, to
be repurchased at $135,334,024 on
10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 7/1/35,
with a value of $1,028,234,236
(Cost $135,294,000)                              $135,294,000     $  135,294,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,918,254,288)                                    99.4%     3,411,810,838
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.6         19,843,949
                                                 -------------------------------
NET ASSETS                                              100.0%    $3,431,654,787
                                                 ===============================


                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $449,418,643. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES               GROSS               GROSS              SHARES
                                                     SEPT. 30, 2004           ADDITIONS          REDUCTIONS      SEPT. 30, 2005
-------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                            2,800,000                  --           1,800,000           1,000,000
AMR Corp.                                                        --          10,000,000                  --          10,000,000
Analogic Corp.                                              700,000                  --                  --             700,000
Autonomy Corp. plc*                                      10,002,346                  --           7,000,000           3,002,346
Brillian Corp.                                            1,376,475                  --           1,376,475                  --
Continental Airlines, Inc., Cl. B                                --           9,305,700           3,000,000           6,305,700
Nektar Therapeutics                                      12,000,000                  --                  --          12,000,000
Neurogen Corp.*                                           2,000,000                  --             497,100           1,502,900
Neurogen Corp.                                              200,000                  --             200,000                  --
Nicox SA                                                  5,077,849                  --                  --           5,077,849
Sirius Satellite Radio, Inc.                             66,116,475                  --          66,116,475                  --
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09              18,000                  --              18,000                  --
Thorntons plc                                             4,300,000                  --                  --           4,300,000
Three-Five Systems, Inc.                                  4,139,500                  --           4,139,500                  --
Toyo Communication Equipment Co. Ltd.                     4,000,000                  --           4,000,000                  --
Transmeta Corp.                                          17,000,000                  --          17,000,000                  --

                                                                                  VALUE            DIVIDEND            REALIZED
                                                                             SEE NOTE 1              INCOME         GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.*                                            $          --*      $          --       $ (16,298,101)
AMR Corp.                                                                   111,800,000                  --                  --
Analogic Corp.                                                               35,287,000             280,000                  --
Autonomy Corp. plc*                                                                  --*                 --         (10,940,805)
Brillian Corp.                                                                       --                  --         (41,747,279)
Continental Airlines, Inc., Cl. B                                            60,913,062                  --           4,239,753
Nektar Therapeutics                                                         203,400,000                  --                  --
Neurogen Corp.*                                                                      --*                 --          (4,110,538)
Neurogen Corp.                                                                       --                  --          (3,008,870)
Nicox SA                                                                     24,594,353                  --                  --
Sirius Satellite Radio, Inc.                                                         --                  --         375,445,989
Sirius Satellite Radio, Inc. Wts., Exp. 5/15/09                                      --                  --            (879,787)
Thorntons plc                                                                13,424,228             538,815                  --
Three-Five Systems, Inc.                                                             --                  --        (132,029,399)
Toyo Communication Equipment Co. Ltd.                                                --                  --         (42,902,362)
Transmeta Corp.                                                                      --                  --         (32,615,121)
                                                                          ------------------------------------------------------
                                                                          $ 449,418,643       $     818,815       $  95,153,480
                                                                          ======================================================

*No longer an affiliate as of September 30, 2005.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,300,000 or 0.39% of the Fund's net assets as of September 30, 2005.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.


                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE        PERCENT
--------------------------------------------------------------------------------
United States                                      $1,844,582,932          54.1%
Japan                                                 426,204,358          12.5
Switzerland                                           208,381,291           6.1
Germany                                               198,143,601           5.8
Sweden                                                147,723,370           4.3
United Kingdom                                        127,506,442           3.7
France                                                106,765,039           3.1
Italy                                                  92,139,755           2.7
Denmark                                                80,847,123           2.4
Spain                                                  71,263,746           2.1
Belgium                                                36,949,703           1.1
Portugal                                               33,315,306           1.0
Canada                                                 24,688,172           0.7
Lebanon                                                13,300,000           0.4
                                                   -----------------------------
Total                                              $3,411,810,838         100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,383,530,606)                                            $2,962,392,195
Affiliated companies (cost $534,723,682)                                                   449,418,643
                                                                                        ---------------
                                                                                         3,411,810,838
-------------------------------------------------------------------------------------------------------
Cash                                                                                         1,354,787
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                       29,762,260
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       4,177,902
Shares of beneficial interest sold                                                           2,174,869
Other                                                                                           79,413
                                                                                        ---------------
Total assets                                                                             3,449,360,069

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        7,774,026
Shares of beneficial interest redeemed                                                       6,439,257
Distribution and service plan fees                                                           2,065,287
Transfer and shareholder servicing agent fees                                                  568,307
Trustees' compensation                                                                         545,612
Shareholder communications                                                                     171,850
Other                                                                                          140,943
                                                                                        ---------------
Total liabilities                                                                           17,705,282

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $3,431,654,787
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $       99,640
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               2,795,726,405
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           12,428,879
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             100,150,429
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          523,249,434
                                                                                        ---------------
NET ASSETS                                                                              $3,431,654,787
                                                                                        ===============


                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,062,174,006 and
58,934,936 shares of beneficial interest outstanding)                                              $34.99
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $37.12
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $771,194,003 and 23,000,197 shares
of beneficial interest outstanding)                                                                $33.53
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $482,906,749 and 14,379,759 shares
of beneficial interest outstanding)                                                                $33.58
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $73,690,001 and 2,142,119 shares
of beneficial interest outstanding)                                                                $34.40
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $41,690,028 and 1,183,058 shares of beneficial interest outstanding)                            $35.24

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,230,753)    $ 32,325,306
Affiliated companies                                                            818,815
----------------------------------------------------------------------------------------
Interest                                                                     14,409,642
----------------------------------------------------------------------------------------
Other income                                                                     70,268
                                                                           -------------
Total investment income                                                      47,624,031

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              22,656,858
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       4,650,168
Class B                                                                       7,754,641
Class C                                                                       4,507,548
Class N                                                                         296,657
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       3,430,528
Class B                                                                       1,873,198
Class C                                                                         879,324
Class N                                                                         166,289
Class Y                                                                          27,816
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         303,490
Class B                                                                         230,325
Class C                                                                          80,054
Class N                                                                           4,990
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     372,318
----------------------------------------------------------------------------------------
Trustees' compensation                                                          102,139
----------------------------------------------------------------------------------------
Other                                                                           109,680
                                                                           -------------
Total expenses                                                               47,446,023
Less reduction to custodian expenses                                            (85,786)
                                                                           -------------
Net expenses                                                                 47,360,237

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           263,794


                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
 Unaffiliated companies                                                    $ 322,224,731
 Affiliated companies                                                         95,153,480
Foreign currency transactions                                                 61,992,083
                                                                           --------------
Net realized gain                                                            479,370,294
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  473,995,998
Translation of assets and liabilities denominated in foreign currencies      (63,584,749)
                                                                           --------------
Net change in unrealized appreciation                                        410,411,249

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 890,045,337
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                 2005                2004
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                  $       263,794     $   (15,004,362)
--------------------------------------------------------------------------------------------------
Net realized gain                                                 479,370,294         152,241,782
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             410,411,249         249,311,241
                                                              ------------------------------------
Net increase in net assets resulting from operations              890,045,337         386,548,661

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           (38,322,000)        178,635,656
Class B                                                          (145,999,322)        (72,891,348)
Class C                                                           (26,752,036)         (3,835,712)
Class N                                                            16,887,093          14,305,000
Class Y                                                            17,793,178           7,247,887

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase                                                    713,652,250         510,010,144
--------------------------------------------------------------------------------------------------
Beginning of period                                             2,718,002,537       2,207,992,393
                                                              ------------------------------------
End of period (including accumulated net investment income
(loss) of $12,428,879 and $(23,767,130), respectively)        $ 3,431,654,787     $ 2,718,002,537
                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED SEPTEMBER 30,                    2005            2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    26.13      $    22.05       $    15.06       $    17.96       $    30.02
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .10 1          (.06)            (.07)            (.03)             .08
Net realized and unrealized gain (loss)                   8.76            4.14             7.29            (2.83)          (11.28)
                                                    -------------------------------------------------------------------------------
Total from investment operations                          8.86            4.08             7.22            (2.86)          (11.20)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --             (.21)            (.02)            (.05)
Tax return of capital                                       --              --             (.02)              --               --
Distributions from net realized gain                        --              --               --             (.02)            (.81)
                                                    -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             --              --             (.23)            (.04)            (.86)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    34.99      $    26.13       $    22.05       $    15.06       $    17.96
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       33.91%          18.50%           48.34%          (16.01)%         (38.30)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $2,062,174      $1,572,487       $1,185,092       $  865,444       $1,061,527
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,895,296      $1,533,808       $  963,783       $1,209,791       $1,444,832
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              0.32%          (0.20)%          (0.48)%          (0.17)%           0.38%
Total expenses                                            1.17%           1.19%            1.36%            1.40%            1.22%
Expenses after payments and waivers and
reduction to custodian expenses                           1.16%           1.19%            1.36%            1.40%            1.22%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    107%             52%              61%              39%              53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B       YEAR ENDED SEPTEMBER 30,                    2005            2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    25.25      $    21.48       $    14.66       $    17.60       $    29.59
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.15) 1         (.33)            (.26)            (.20)            (.08)
Net realized and unrealized gain (loss)                   8.43            4.10             7.15            (2.72)          (11.10)
                                                    -------------------------------------------------------------------------------
Total from investment operations                          8.28            3.77             6.89            (2.92)          (11.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --             (.05)              --               --
Tax return of capital                                       --              --             (.02)              --               --
Distributions from net realized gain                        --              --               --             (.02)            (.81)
                                                    -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             --              --             (.07)            (.02)            (.81)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    33.53      $    25.25       $    21.48       $    14.66       $    17.60
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       32.79%          17.55%           47.15%          (16.63)%         (38.74)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  771,194      $  701,803       $  659,224       $  522,255       $  674,707
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  777,123      $  753,094       $  564,030       $  747,894       $  922,355
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                      (0.51)%         (1.06)%          (1.28)%          (0.92)%          (0.37)%
Total expenses                                            1.99%           2.03%            2.23%            2.16%            1.97%
Expenses after payments and waivers and
reduction to custodian expenses                           1.99%           2.03%            2.14%            2.16%            1.97%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    107%             52%              61%              39%              53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C       YEAR ENDED SEPTEMBER 30,                    2005            2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    25.28      $    21.49       $    14.67       $    17.61       $    29.61
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.14) 1         (.26)            (.24)            (.19)            (.09)
Net realized and unrealized gain (loss)                   8.44            4.05             7.14            (2.73)          (11.10)
                                                    --------------------------------------------------------------------------------
Total from investment operations                          8.30            3.79             6.90            (2.92)          (11.19)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --             (.06)              --               --
Tax return of capital                                       --              --             (.02)              --               --
Distributions from net realized gain                        --              --               --             (.02)            (.81)
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             --              --             (.08)            (.02)            (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    33.58      $    25.28       $    21.49       $    14.67       $    17.61
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       32.83%          17.64%           47.20%          (16.62)%         (38.75)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  482,907      $  385,820       $  332,257       $  253,560       $  318,082
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  451,817      $  393,202       $  276,023       $  356,480       $  446,283
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                      (0.45)%         (0.99)%          (1.26)%          (0.90)%          (0.36)%
Total expenses                                            1.93% 4         1.96% 4,5        2.15% 4          2.13% 4,5        1.97% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    107%             52%              61%              39%              53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N       YEAR ENDED SEPTEMBER 30,                    2005            2004             2003             2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    25.78      $    21.83       $    14.96       $    17.94       $    25.19
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .01 2          (.05)            (.04)            (.06)            (.06)
Net realized and unrealized gain (loss)                   8.61            4.00             7.15            (2.81)           (7.19)
                                                    -------------------------------------------------------------------------------
Total from investment operations                          8.62            3.95             7.11            (2.87)           (7.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --             (.22)            (.09)              --
Tax return of capital                                       --              --             (.02)              --               --
Distributions from net realized gain                        --              --               --             (.02)              --
                                                    -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             --              --             (.24)            (.11)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    34.40      $    25.78       $    21.83       $    14.96       $    17.94
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       33.44%          18.10%           47.94%          (16.19)%         (28.78)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   73,690      $   40,989       $   22,900       $   10,490       $    1,704
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   59,502      $   33,972       $   15,577       $    8,179       $      407
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                              0.02%          (0.54)%          (0.68)%          (1.33)%          (2.44)%
Total expenses                                            1.51%           1.54%            1.70%            1.61%            1.58%
Expenses after payments and waivers and
reduction to custodian expenses                           1.51%           1.54%            1.64%            1.61%            1.58%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    107%             52%              61%              39%              53%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED SEPTEMBER 30,                    2005            2004             2003             2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    26.23      $    22.06       $    15.09       $    17.99       $    28.40
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .21 2           .07              .06              .09             (.05)
Net realized and unrealized gain (loss)                   8.80            4.10             7.25            (2.85)          (10.36)
                                                    -------------------------------------------------------------------------------
Total from investment operations                          9.01            4.17             7.31            (2.76)          (10.41)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --             (.32)            (.12)              --
Tax return of capital                                       --              --             (.02)              --               --
Distributions from net realized gain                        --              --               --             (.02)              --
                                                    -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             --              --             (.34)            (.14)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    35.24      $    26.23       $    22.06       $    15.09       $    17.99
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       34.35%          18.90%           49.07%          (15.58)%         (36.66)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   41,690      $   16,904       $    8,519       $    4,144       $    4,215
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   26,698      $   14,612       $    5,743       $    5,231       $    1,240
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                              0.66%           0.19%            0.04%            0.34%           (1.52)%
Total expenses                                            0.83%           0.85%            0.90%            0.88%            1.08%
Expenses after payments and waivers and
reduction to custodian expenses                           0.82%           0.85%            0.90%            0.88%            1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    107%             52%              61%              39%              53%

1. For the period from February 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


                   36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                 LOSS    FOR FEDERAL INCOME
      INCOME                     GAIN     CARRYFORWARD 1,2          TAX PURPOSES
      --------------------------------------------------------------------------
      $50,515,181        $100,150,427                 $ --          $485,688,699

1. During the fiscal year ended September 30, 2005, the Fund utilized $227,605,725 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO                 REDUCTION TO
                                     ACCUMULATED              ACCUMULATED NET
      INCREASE TO                 NET INVESTMENT                REALIZED GAIN
      PAID-IN CAPITAL                       LOSS             ON INVESTMENTS 3
      -----------------------------------------------------------------------
      $13,563,026                    $35,932,215                  $49,495,241

3. $13,563,026, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended September 30, 2005 and September 30, 2004.


                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities            $ 2,926,746,814
            Federal tax cost of other investments        (673,301,776)
                                                      ----------------
            Total federal tax cost                    $ 2,253,445,038
                                                      ================

            Gross unrealized appreciation             $   647,970,756
            Gross unrealized depreciation                (162,282,057)
                                                      ----------------
            Net unrealized appreciation               $   485,688,699
                                                      ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2005, the Fund's projected benefit obligations were increased by $20,848 and payments of $25,831 were made to retired trustees, resulting in an accumulated liability of $449,642 as of September 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED SEPTEMBER 30, 2005           YEAR ENDED SEPTEMBER 30, 2004
                                    SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                            14,537,229       $ 456,667,803          21,621,658       $ 573,487,391
Redeemed                       (15,772,470)       (494,989,803) 1      (15,204,030)       (394,851,735)
                               ------------------------------------------------------------------------
Net increase (decrease)         (1,235,241)      $ (38,322,000)          6,417,628       $ 178,635,656
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                             2,228,833       $  67,303,963           4,237,789       $ 108,712,948
Redeemed                        (7,022,888)       (213,303,285) 1       (7,131,838)       (181,604,296)
                               ------------------------------------------------------------------------
Net decrease                    (4,794,055)      $(145,999,322)         (2,894,049)      $ (72,891,348)
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                             2,361,766       $  71,576,874           3,105,310       $  79,586,392
Redeemed                        (3,246,643)        (98,328,910) 1       (3,303,209)        (83,422,104)
                               ------------------------------------------------------------------------
Net decrease                      (884,877)      $ (26,752,036)           (197,899)      $  (3,835,712)
                               ========================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                             1,141,689       $  35,239,277             955,663       $  24,957,737
Redeemed                          (589,427)        (18,352,184) 1         (414,966)        (10,652,737)
                               ------------------------------------------------------------------------
Net increase                       552,262       $  16,887,093             540,697       $  14,305,000
                               ========================================================================


                   40 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                 YEAR ENDED SEPTEMBER 30, 2005           YEAR ENDED SEPTEMBER 30, 2004
                                    SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS Y
Sold                               867,787       $  28,327,735             489,607       $  13,193,036
Redeemed                          (329,134)        (10,534,557) 1         (231,470)         (5,945,149)
                               ------------------------------------------------------------------------
Net increase                       538,653       $  17,793,178             258,137       $   7,247,887
                               ========================================================================

1. Net of redemption fees of $17,953, $7,362, $4,280, $564 and $253 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                             PURCHASES                SALES
            ---------------------------------------------------------------
            Investment securities       $3,070,887,037       $3,259,279,132

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $6,355,197 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                   41 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $13,916,834, $6,886,620 and $548,451, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A            CLASS B            CLASS C          CLASS N
                             CLASS A         CONTINGENT         CONTINGENT         CONTINGENT       CONTINGENT
                           FRONT-END           DEFERRED           DEFERRED           DEFERRED         DEFERRED
                       SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES    SALES CHARGES
                         RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
September 30, 2005          $837,000            $34,609         $1,353,790            $71,006          $48,741

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                   42 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                       CONTRACT        VALUATION AS OF
                                       EXPIRATION        AMOUNT          SEPTEMBER 30,       UNREALIZED
CONTRACT DESCRIPTION                        DATES        (000S)                   2005     APPRECIATION
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]              12/1/05        53,000 GBP       $ 93,392,619     $  2,590,381
Danish Krone [DKK]                       12/22/05       307,125 DKK         49,675,780          694,050
Euro [EUR]                               11/16/05       286,000 EUR        344,555,705       21,226,855
Swedish Krona [SEK]                      12/13/05       663,340 SEK         85,972,812        2,946,760
Swiss Franc [CHF]                        12/22/05       127,200 CHF         99,010,810        2,304,214
                                                                                           ------------
Total unrealized appreciation                                                              $ 29,762,260
                                                                                           ============

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   43 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Opportunities Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Opportunities Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 16, 2005


                   44 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions should be multiplied by 14.56% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $34,899,198 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   45 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Global Opportunities Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                    FOR         WITHHELD            TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                 52,227,445.909    1,173,364.843   53,400,810.752
Robert G. Galli                 52,172,171.482    1,228,639.270   53,400,810.752
Phillip A. Griffiths            52,246,895.820    1,153,914.932   53,400,810.752
Mary F. Miller                  52,204,115.527    1,196,695.225   53,400,810.752
Joel W. Motley                  52,268,843.242    1,131,967.510   53,400,810.752
John V. Murphy                  52,235,073.606    1,165,737.146   53,400,810.752
Kenneth A. Randall              52,112,158.595    1,288,652.157   53,400,810.752
Russell S. Reynolds, Jr.        52,136,199.400    1,264,611.352   53,400,810.752
Joseph M. Wikler                52,244,372.752    1,156,438.000   53,400,810.752
Peter I. Wold                   52,247,740.568    1,153,070.184   53,400,810.752
Clayton K. Yeutter              52,120,006.110    1,280,804.642   53,400,810.752

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

                                                                                  BROKER
               FOR                           AGAINST           ABSTAIN          NON-VOTE             TOTAL
----------------------------------------------------------------------------------------------------------
2C: Diversification of Investments
     37,217,487.231                    1,467,289.973     1,826,251.548    12,889,782.000    53,400,810.752
2L: Senior Securities
     37,023,157.999                    1,476,194.706     2,011,676.047    12,889,782.000    53,400,810.752


                   46 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   47 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);         Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 1993)              Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December
Age: 74                           2002); Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                                  (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                           (since October 1991); President of the Investment Company Institute (trade association) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 1999)              2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                           Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                  1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                  Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)              1998); and Senior Vice President and General Auditor of American Express
Age: 63                           Company (financial services company) (July 1998-February 2003). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                  Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1990)              February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                  Mutual Casualty Company, American Motorists Insurance Company and
                                  American Manufacturers Mutual Insurance Company; Former President and
                                  Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                   48 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1990)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                           Member of the Investment Committee of the Associated Jewish Charities of
                                  Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                  2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                                  and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1996);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                           (since September 2004); Director of Zurich Financial Investment Advisory
                                  Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                  LLC (private equity investment) (January 1999-September 2004); Trustee of
                                  Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                  September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                  (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the
                                  OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                     (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer       other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                      Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
and Trustee                       Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
(since 2001)                      July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Age: 56                           Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                  Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since
                                  July 2001); Director of the following investment advisory subsidiaries of the
                                  Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November 2001), HarbourView Asset


                   49 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
Continued                         President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                  (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                  Chief Operating Officer of the Manager (September 2000-June 2001); President
                                  and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President,
                                  Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-
                                  June 1998). Oversees 77 portfolios as a Director or Trustee and 10 additional portfolios as officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. JENNINGS AND
OF THE FUND                       MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                  10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                  CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

FRANK V. JENNINGS,                Vice President of the Manager since September 1995. An officer of 1 portfolio in
Vice President                    the OppenheimerFunds complex.
(since 1995)
Age: 57

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer          Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)                      Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                           February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and                     Treasurer of the following: HarbourView Asset Management Corporation,
Principal Financial and           Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Accounting Officer                Real Asset Management Corporation, and Oppenheimer Partnership Holdings,
(since 1999)                      Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 46                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                  (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                  (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                   50 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 57                           (since December 2001); General Counsel of Centennial Asset Management
                                  Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001).
                                  An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   51 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2005 and $28,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $44,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees in fiscal 2005 and $3,365 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $53,865 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005